Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current tax
Provision for the year	¥ 200,170	¥ 306,679	¥ 345,433
Deferred tax
Origination and reversal of temporary differences (Note 11(d))	13,085	(95,730)	(65,850)
Tax expense on continuing operations	¥ 213,255	¥ 210,949	¥ 279,583